Income taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Components of income tax expense
Total tax expenses	$ 82,409	¥ 566,604	¥ 626,140	¥ 601,828
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC		12,288,500	9,981,800
Provision for the Chinese dividend withholding taxes		0	0
Deferred income tax liability not recorded in respect of undistributed earnings		614,400	499,100
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax expense and share of loss of equity method investees	399,546	2,747,075	2,540,853	2,666,084
Computed income tax expense at PRC EIT tax rate		686,769	635,213	666,521
Effect of non-deductible expenses, including:
Share-based compensation expenses		167,803	166,774	118,913
Other non-deductible expenses		65,497	67,911	6,408
Effect of different tax rates of subsidiaries operating in other jurisdiction		10,454	8,634	1,693
Effect of tax holidays on concessionary rates granted to PRC subsidiaries		(397,437)	(329,048)	(280,523)
Effect of non-taxable income		(58,053)	(30,075)	(17,419)
Change in valuation allowance		91,571	106,731	105,387
Others				848
Total tax expenses	$ 82,409	566,604	626,140	601,828
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect		397,437	329,048	¥ 280,523
Deferred tax assets:
Net operating loss carry forwards		356,293	287,104
Allowance for doubtful debts		44,621	41,937
Allowance for other investments		13,980	13,980
Inventory write-down		126,755	52,885
Payroll payable and other accruals		14,750	14,963
Deferred income		178,910	131,261
Others		6,093	4,043
Less: valuation allowance		(352,632)	(261,061)
Total deferred tax assets-current		388,770	285,112
Deferred tax liability:
Intangible assets		4,960	17,007
Total deferred tax liability-non-current		¥ 4,960	¥ 17,007
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares		¥ 3.00	¥ 2.80	¥ 2.42
Per share effect - diluted (in dollars per share) | ¥ / shares		¥ 2.84	¥ 2.62	¥ 2.23
China operations
Components of income tax expense
Current tax (Note)		¥ 682,309	¥ 780,013	¥ 689,473
Deferred tax		(115,705)	(153,873)	(87,645)
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax expense and share of loss of equity method investees		3,770,270	3,320,283	3,241,171
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax expense and share of loss of equity method investees		¥ (1,023,195)	¥ (779,430)	¥ (575,087)
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	$ 15	¥ 100
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)		25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs		¥ 1,700,028	¥ 1,253,624
People's Republic of China | Pinwei Software
Income Taxes
Preferential tax rate (as a percent)	10.00%	10.00%		15.00%
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%